Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Components of Lease Expense

The components of the lease expense are as follows:

	For the three months ended		For the six months ended
(In thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Operating lease cost	$60	$60	$121	$119
Finance lease cost	20	12	40	12
The components of lease expense are as follows:
For the years ended
December 31,
(In thousands)	2019
Operating lease cost	$240
Finance lease cost	$51

Supplemental Cash Flow Information Related To Leases

	For the three months ended		For the six months ended
(In thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$55	$56	$111	$104
Operating cash flows from finance leases	20	12	40	12
Financing cash flows from finance leases	17	11	35	11

Supplemental cash flow information related to leases was as follows:

For the years ended
December 31,
(In thousands)	2019
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$215
Operating cash flows from finance leases	$51
Financing cash flows from finance leases	$46

Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

(In thousands, except lease term and discount rate)	June 30, 2020	December 31, 2019
Operating Leases:
Operating lease right-of-use assets	$2,312	$2,386
Operating lease liabilities	$2,587	$2,650

Finance Leases:
Financial Liability	$583	$578

Weighted Average Remaining Lease Term:
Operating Leases	19.33 years	19.58 years
Finance Leases	28.92 years	29.42 years

Weighted Average Discount Rate:
Operating Leases	3.72%	3.71%
Finance Leases	13.75%	13.75%

Supplemental balance sheet information related to leases was as follows:

December 31,
(In thousands, except lease term and discount rate)	2019
Operating Leases:
Operating lease right-of-use assets	$2,386
Operating lease liabilities	$2,650

Finance Leases:
Financial Liability	$578

Weighted Average Remaining Lease Term:
Operating Leases	19.58 years
Finance Leases	29.42 years

Weighted Average Discount Rate:
Operating Leases	3.71%
Finance Leases	13.75%

Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Twelve Months Ending June 30,
(In thousands)
2021	$110
2022	95
2023	105
2024	114
2025	122
Thereafter	2,624
Total minimum lease payments	$3,170
Maturities of lease liabilities were as follows:
Years Ending December 31,
(In thousands)
2020	$116
2021	99
2022	99
2023	110
2024	118
Thereafter	2,686
Total minimum lease payments	$3,228